Subsequent Events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent Events

30	Subsequent events

i)
In January 2022, the Group acquired a
 75%
ownership
 interest in Jaya Grocer Holdings Sdn. Bhd. (“Jaya Grocer”), an operator in the premium grocery segment in Malaysia predominantly in the Klang Valley near Kuala Lumpur. Subject to certain terms, the Group will have the option to buy, and the current shareholders will have the option to sell to the Group, the remaining
 25%
of the ownership interest of Jaya Grocer after the closing of the transaction. The consideration for the acquisition of 75% ownership interest includes
$191
million in cash and 8.2 million shares of GHL common stock. The determination of consideration is subject to finalization, as is the resultant accounting.

ii)
In February 2022, the entire NCI in AA Holdings Inc. (“AAHI Inc.”), the investment holding company of the subsidiaries offering financial services, was acquired by the Company by way of an exchange of shares through the issuance of GHL Class A ordinary shares.